Note 8 - Loss Per Share (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Note 8 - Loss Per Share (Details) [Line Items]
Dividends (in Dollars)	$ 1,378,381	$ 2,838,573
Common Stock, Dividends, Per Share, Declared (in Dollars per share)	$ 0.03	$ 0.09
Unvested Incentive Award Shares [Member]
Note 8 - Loss Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	626,400	491,700